Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Percent
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	34.00%	34.00%
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount
Reversal of a portion of the deferred tax valuation allowance		$ (1,700)	$ 678	$ 947
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount
Addback related to stock compensation not deductible for tax purposes		$ 4,800